Trade and other payables (Details) - AUD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [Abstract]
Trade creditors	$ 68,698	$ 32,837
Accruals	47,751	37,895
Other creditors	16,678	6,738
Accrued royalties	2,612	3,205
Payroll liabilities	2,997	899
Government rebates payable	1,191	130
Total trade and other payables	$ 139,927	$ 81,704